Inventory - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 6,830	$ 16,493	$ 120
Reserves	12,891	8,148
Cost of Sales
Disclosure Of Inventory [Line Items]
Inventories recognized as an expense	$ 114,195	$ 70,261	$ 11,914